Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EMERGING MARKETS EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 98%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stock and warrants. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Currency Risk -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Equity Market Risk -- The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk -- The risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Portfolio Turnover Risk -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk -- The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group.
Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may betraded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of January 31, 2012, Class G Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G
Shares are invested in the same portfolio of securities, returns for Class G
Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   34.40% (06/30/2009)

Worst Quarter: -27.79% (12/31/2008)

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | MSCI Emerging Markets Index Return
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 1995	[1]
SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | CLASS G
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	rr_RedemptionFeeOverRedemption	(1.25%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Annual Return 2002	rr_AnnualReturn2002	(7.99%)
Annual Return 2003	rr_AnnualReturn2003	49.05%
Annual Return 2004	rr_AnnualReturn2004	25.17%
Annual Return 2005	rr_AnnualReturn2005	30.68%
Annual Return 2006	rr_AnnualReturn2006	27.03%
Annual Return 2007	rr_AnnualReturn2007	30.04%
Annual Return 2008	rr_AnnualReturn2008	(52.68%)
Annual Return 2009	rr_AnnualReturn2009	75.07%
Annual Return 2010	rr_AnnualReturn2010	17.70%
Annual Return 2011	rr_AnnualReturn2011	(23.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.79%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 1995
SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | CLASS G | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.00%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 1995
SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | CLASS G | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 1995

[1]	Index returns are shown from January 31, 1995.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.